Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Column Financial, Inc.

Credit Suisse Commercial Mortgage Securities Corp. (together, the “Company”)

Credit Suisse Securities (USA) LLC

(together with the Company, the “Specified Parties”)

Re:	CSMC Trust 2017-HD – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the mortgage loan and the related mortgaged properties which we were informed are to be included as collateral in the offering of the CSMC Trust 2017-HD, Commercial Mortgage Pass-Through Certificates, Series 2017-HD. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.
•	The phrase “Data File” means the combined electronic data file provided to us by the Company on March 9, 2017 containing information with respect to one mortgage loan (“Mortgage Loan”) and the related mortgaged properties (“Mortgaged Properties”).
•	The term “Cut-Off Date” means the payment date in March 2017, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value and described in Attachment C.

The Company is responsible for the information contained in the Data File.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized in Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology and (iii) the Instructions, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination, or review, the objective of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

March 9, 2017

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Property No.	Provided by the Company
Property Name	Provided by the Company
Street Address	Appraisal/Engineering Report
City	Appraisal/Engineering Report
State	Appraisal/Engineering Report
Zip Code	Appraisal/Engineering Report/USPS
Year Built	Appraisal
Renovated Date	Appraisal
Franchise Brand	Franchise Agreement
Franchise Expiration Date	Franchise Agreement
Manager	Management Agreement
Units	Underwriting Schedule
Unit Type	Appraisal
Property Type	Appraisal
Property Sub-Type	Appraisal
Ownership Interest(1)	Title Policy
Cut-Off Date Allocated Mortgage Loan Amount ($)	Provided by the Company
Cut-Off Date Allocated Mezzanine Loan Amount ($)	Provided by the Company
As Is Appraised Date	Appraisal
Appraised Value ($)	Appraisal
2007 Occupancy	Underwriting Schedule
2008 Occupancy	Underwriting Schedule
2009 Occupancy	Underwriting Schedule
2010 Occupancy	Underwriting Schedule
2011 Occupancy	Underwriting Schedule
2012 Occupancy	Underwriting Schedule
2013 Occupancy	Underwriting Schedule
2014 Occupancy	Underwriting Schedule
2015 Occupancy	Underwriting Schedule
2016 Occupancy	Underwriting Schedule
Underwritten Occupancy	Underwriting Schedule
2007 Average Daily Room Rate ($)	Underwriting Schedule
2008 Average Daily Room Rate ($)	Underwriting Schedule
2009 Average Daily Room Rate ($)	Underwriting Schedule
2010 Average Daily Room Rate ($)	Underwriting Schedule
2011 Average Daily Room Rate ($)	Underwriting Schedule
2012 Average Daily Room Rate ($)	Underwriting Schedule
2013 Average Daily Room Rate ($)	Underwriting Schedule
2014 Average Daily Room Rate ($)	Underwriting Schedule

A-1

Attribute	Source Document
2015 Average Daily Room Rate ($)	Underwriting Schedule
2016 Average Daily Room Rate ($)	Underwriting Schedule
Underwritten Average Daily Room Rate ($)	Underwriting Schedule
2007 RevPAR ($)	Underwriting Schedule
2008 RevPAR ($)	Underwriting Schedule
2009 RevPAR ($)	Underwriting Schedule
2010 RevPAR ($)	Underwriting Schedule
2011 RevPAR ($)	Underwriting Schedule
2012 RevPAR ($)	Underwriting Schedule
2013 RevPAR ($)	Underwriting Schedule
2014 RevPAR ($)	Underwriting Schedule
2015 RevPAR ($)	Underwriting Schedule
2016 RevPAR ($)	Underwriting Schedule
UnderwrittenRevPAR ($)	Underwriting Schedule
2007 Total Revenues ($)	Underwriting Schedule
2008 Total Revenues ($)	Underwriting Schedule
2009 Total Revenues ($)	Underwriting Schedule
2010 Total Revenues ($)	Underwriting Schedule
2011 Total Revenues ($)	Underwriting Schedule
2012 Total Revenues ($)	Underwriting Schedule
2013 Total Revenues ($)	Underwriting Schedule
2014 Total Revenues ($)	Underwriting Schedule
2015 Total Revenues ($)	Underwriting Schedule
2016 Total Revenues ($)	Underwriting Schedule
UW Total Revenue ($)	Underwriting Schedule
2007 Total Expenses ($)	Underwriting Schedule
2008 Total Expenses ($)	Underwriting Schedule
2009 Total Expenses ($)	Underwriting Schedule
2010 Total Expenses ($)	Underwriting Schedule
2011 Total Expenses ($)	Underwriting Schedule
2012 Total Expenses ($)	Underwriting Schedule
2013 Total Expenses ($)	Underwriting Schedule
2014 Total Expenses ($)	Underwriting Schedule
2015 Total Expenses ($)	Underwriting Schedule
2016 Total Expenses ($)	Underwriting Schedule
UW Total Expenses ($)	Underwriting Schedule
2007 NOI ($)	Underwriting Schedule
2008 NOI ($)	Underwriting Schedule
2009 NOI ($)	Underwriting Schedule
2010 NOI ($)	Underwriting Schedule
2011 NOI ($)	Underwriting Schedule
2012 NOI ($)	Underwriting Schedule

A-2

Attribute	Source Document
2013 NOI ($)	Underwriting Schedule
2014 NOI ($)	Underwriting Schedule
2015 NOI ($)	Underwriting Schedule
2016 NOI ($)	Underwriting Schedule
Underwritten NOI ($)	Underwriting Schedule
2007 Replacement Reserves ($)	Underwriting Schedule
2008 Replacement Reserves ($)	Underwriting Schedule
2009 Replacement Reserves ($)	Underwriting Schedule
2010 Replacement Reserves ($)	Underwriting Schedule
2011 Replacement Reserves ($)	Underwriting Schedule
2012 Replacement Reserves ($)	Underwriting Schedule
2013 Replacement Reserves ($)	Underwriting Schedule
2014 Replacement Reserves ($)	Underwriting Schedule
2015 Replacement Reserves ($)	Underwriting Schedule
2016 Replacement Reserves ($)	Underwriting Schedule
Underwritten Replacement Reserves ($)	Underwriting Schedule
2007 NCF ($)	Underwriting Schedule
2008 NCF ($)	Underwriting Schedule
2009 NCF ($)	Underwriting Schedule
2010 NCF ($)	Underwriting Schedule
2011 NCF ($)	Underwriting Schedule
2012 NCF ($)	Underwriting Schedule
2013 NCF ($)	Underwriting Schedule
2014 NCF ($)	Underwriting Schedule
2015 NCF ($)	Underwriting Schedule
2016 NCF ($)	Underwriting Schedule
Underwritten NCF ($)	Underwriting Schedule
Engineering Report Date	Engineering Report
Recommended Engineering Immediate Repairs	Engineering Report
Engineering Immediate Repairs Escrow	Loan Agreement/Settlement Statement
Phase I Date	Phase I Report
Recommended Environmental Remediation	Phase I Report
Environmental Escrow	Loan Agreement/Settlement Statement
Phase II	Phase II Report
Phase II Date	Phase II Report
PML Study	Seismic Report
PML%	Seismic Report

A-3

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-Off Date Allocated Mortgage Loan Amount per Room ($)	Cut-Off Date Allocated Mortgage Loan Amount ($) divided by Units
Percentage of Cut-Off Date Allocated Mortgage Loan Amount	Cut-Off Date Allocated Mortgage Loan Amount ($) divided by the sum of the Cut-Off Date Allocated Mortgage Loan Amount ($) of each of the Mortgaged Properties in the pool.
Percentage of Cut-Off Date Allocated Mezzanine Loan Amount	Cut-Off Date Allocated Mezzanine Loan Amount ($) divided by the sum of the Cut-Off Date Allocated Mezzanine Loan Amount ($) of each of the Mortgaged Properties in the pool.
Appraised Value Per Room ($)	Appraised Value ($) divided by Units

B-1

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company,” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1